DIRECT OPERATING COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Inventory costs	$ 36,736		$ 30,333	$ 22,854
Subcontractor and consultant costs	3,163		3,426	3,557
Concession construction materials and labor costs	323		235	163
Depreciation and amortization expense	3,223		2,283	2,165
Compensation	5,562		4,123	3,546
Other direct costs	4,103		2,751	2,345
Total	$ 53,110	[1]	$ 43,151	$ 34,630

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.